Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 30, 2020
Entity Registrant Name	MASSMUTUAL PREMIER FUNDS
Entity Central Index Key	0000927972
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 30, 2020
Document Effective Date	Oct. 30, 2020
Prospectus Date	Feb. 01, 2020
MassMutual Premier Short-Duration Bond Fund | Class A
Prospectus:
Trading Symbol	MSHAX
MassMutual Premier Short-Duration Bond Fund | Class R4
Prospectus:
Trading Symbol	MPSDX
MassMutual Premier Short-Duration Bond Fund | Class I
Prospectus:
Trading Symbol	MSTZX
MassMutual Premier Short-Duration Bond Fund | Service Class
Prospectus:
Trading Symbol	MSBYX
MassMutual Premier Short-Duration Bond Fund | Class R5
Prospectus:
Trading Symbol	MSTDX
MassMutual Premier Short-Duration Bond Fund | Class R3
Prospectus:
Trading Symbol	MSDNX
MassMutual Premier Short-Duration Bond Fund | Administrative Class
Prospectus:
Trading Symbol	MSTLX